Assets Held for Sale and Discontinued Operations - Summary of Assets and Liabilities or Disposal Groups Classified as Held for Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 744	$ 1,883	$ 1,427
Inventories	2,946	2,685
Property, plant and equipment	45,565	40,095	$ 37,382
Total assets held for sale	56,193	52,359
Liabilities [abstract]
Current portion of lease liabilities	195	132
Lease liabilities (Note 21(c))	866	439
Deferred income tax liabilities	6,188	6,778
Provisions and other liabilities	4,198	3,166
Total liabilities	$ 27,901	25,848
Discontinued operations
ASSETS
Cash and cash equivalents		34
Inventories		53
Prepaid and other current assets		49
Financial and other assets		43
Property, plant and equipment		1,387
Total assets held for sale		1,566
Liabilities [abstract]
Trade accounts payable and other liabilities		177
Current portion of lease liabilities		9
Current income taxes payable		46
Lease liabilities (Note 21(c))		200
Deferred income tax liabilities		68
Provisions and other liabilities		145
Total liabilities		645
Discontinued operations | Quintette
ASSETS
Cash and cash equivalents		0
Inventories		0
Prepaid and other current assets		0
Financial and other assets		1
Property, plant and equipment		263
Total assets held for sale		264
Liabilities [abstract]
Trade accounts payable and other liabilities		5
Current portion of lease liabilities		0
Current income taxes payable		0
Lease liabilities (Note 21(c))		0
Deferred income tax liabilities		50
Provisions and other liabilities		35
Total liabilities		90
Discontinued operations | Fort Hills
ASSETS
Cash and cash equivalents		34
Inventories		53
Prepaid and other current assets		49
Financial and other assets		42
Property, plant and equipment		1,124
Total assets held for sale		1,302
Liabilities [abstract]
Trade accounts payable and other liabilities		172
Current portion of lease liabilities		9
Current income taxes payable		46
Lease liabilities (Note 21(c))		200
Deferred income tax liabilities		18
Provisions and other liabilities		110
Total liabilities		$ 555